Summary of Significant Accounting Policies (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Beginning	$ 2,000,000	$ 0
Warrants issued in connection with the April 2024 Private Placement	401,000	1,358,374
Change in fair value	(568,000)	3,767,626
Reclassification of warrant liability to equity upon exercise of warrants	(180,000)	(3,126,000)	$ 0
Ending balance	$ 1,653,000	$ 2,000,000	$ 0